Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities - Operating Leases (Table)

Year	Lease Commitment
2024	$25,958
2025	15,332
2026	4,992
Minimum net lease payments	$46,282
Less: Present value discount	(7,149)
Total Obligations under operating leases and financial liability (current and non-current portion)	$39,133